Other Non-Current Assets	6 Months Ended
Jun. 30, 2018
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Other Non-Current Assets

Note 13: Other Non-Current Assets

	June 30,	December 31,
	2018	2017
Net defined benefit plan surpluses	18	30
Cash surrender value of life insurance policies	305	302
Equity method investments	155	167
Deferred commissions	71	8
Other non-current assets	37	98
Total other non-current assets	586	605